Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Contingencies [Abstract]
Schedule of Subsidiaries, have Granted Certain Guarantees to these Third Parties	As required by some insurance companies and as a requirement for the issuance of compliance bonds, during 2023 some subsidiaries and Almacenes Éxito S.A., as joint and several debtors of some of its subsidiaries, have granted certain guarantees to these third parties. Below a detail of guarantees granted:
Type of guarantee	Description and detail of the guarantee	Insurance company
Unlimited promissory note	Compliance bond Éxito acts as joint and several debtors of Patrimonio Autónomo Viva Barranquilla	Seguros Generales Suramericana S.A.
Unlimited promissory note	Compliance bond granted by Éxito Industrias S.A.S.	Seguros Generales Suramericana S.A.
Unlimited promissory note	Compliance bond granted by Éxito Viajes y Turismo S.A.	Berkley International Seguros Colombia S.A.
Unlimited promissory note	Compliance bond granted by Éxito Viajes y Turismo S.A.	Seguros Generales Suramericana S.A.
Unlimited promissory note	Supply of energy to the regulated market	Profesionales en Energía S.A. E.S.P. PEESA